Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Variable Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001352621
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfvt
Document Creation Date	dei_DocumentCreationDate	May 01, 2020
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2020
Prospectus Date	rr_ProspectusDate	May 01, 2020
TOPS Conservative ETF Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: TOPS Conservative ETF Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to preserve capital and provide moderate income and moderate capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses. In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio’s turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds (“ETFs”). The ETFs included in the Portfolio invest primarily in securities representing one of the following asset classes:

• Government Fixed Income Securities

• Corporate Fixed Income Securities

• Common and Preferred Stocks

• Real Estate-Related Securities (“REITs”)

• Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade. Maturity is the time between when a fixed income security is issued and when it matures. No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Portfolio defines investment grade credit quality as Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Rating Group. The Portfolio invests in ETFs that may invest in securities without restriction as to underlying issuer country (including foreign and emerging countries), capitalization or currency. The Portfolio considers emerging market countries to be those represented in the MSCI Emerging Markets Index. The Portfolio invests in REIT ETFs without restriction as to underlying issuer capitalization.

The Portfolio’s adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPS® (The Optimized Portfolio System) methodology. The TOPS® methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility). To achieve the Portfolio’s capital preservation and moderate income aspect of the Portfolio’s investment objectives, the adviser allocates approximately 70% of Portfolio assets to fixed income ETFs. To achieve the moderate capital appreciation aspect of the Portfolio’s investment objectives, the adviser allocates approximately 30% of Portfolio assets to a combination of equity ETFs and REIT ETFs. Furthermore, the adviser selects some equity ETFs that are composed of value stocks. The adviser expects value stocks (those with a lower than average price-to-earnings ratio) to have returns that are less volatile than the equity market as a whole.

The adviser selects individual ETFs that it believes are reasonably representative of an asset class, and have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs. The adviser may sell individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile or for any other reason.

The Portfolio’s adviser seeks to enhance the efficiency of trade execution by employing a sub-adviser to execute security trades. The sub-adviser has some discretion on which securities to trade and when in the day to conduct the trade, subject to the adviser’s oversight.

The Portfolio and the adviser have received a Securities and Exchange Commission order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.

There is no guarantee that the Portfolio will meet its investment objectives.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with short-term to intermediate-term investment horizons who seek capital preservation as well as the opportunity for modest income and modest capital appreciation.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value (“NAV”) and performance.

The following principal risks apply to the Portfolio. Many of these risks come from the Portfolio’s investments in ETFs. The value of your investment in the Portfolio will go up and down with the prices of the securities in which the Portfolio invests.

• Credit Risk: Issuers might not make payments on debt securities, resulting in losses. Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.

• Duration Risk: Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities.

• Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• ETF Risk: The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETF shares may trade at a discount or premium to their NAV. Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Portfolio's holdings at the most optimal time, adversely affecting performance. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Each ETF is subject to specific risks, depending on the nature of the fund.

• Interest Rate Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Portfolio. As a result, for the present, interest rate risk may be heightened.

• Foreign Currency Risk: Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Fund of Funds Risk: The Portfolio’s principal investment strategy involves investing in ETFs. Investors may be able to invest directly in the ETFs and may not need to invest through the Portfolio. The cost of investing directly in the Portfolio may be higher than the cost of investing directly in the ETFs. Investors of the Portfolio will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses. The Portfolio will incur brokerage costs when it purchases shares of investment companies.

• Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and the Portfolio’s ETFs holding these bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

• Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Portfolio’s returns because the Portfolio may be unable to transact at advantageous times or prices. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, and a potential rise in interest rates may result in periods of volatility and increased redemptions. As a result of increased redemptions, the Portfolio may have to liquidate portfolio securities at disadvantageous prices and times, which could reduce the returns of the Portfolio. The reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years also has the potential to decrease liquidity.

• Management Risk: The adviser’s dependence on the TOPS® methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of individual ETFs. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

• Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Portfolio investment. Therefore, the Portfolio could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

• Model Risk: The adviser’s TOPS® methodology utilized in the Portfolio’s securities selection process is not certain to produce improved issuer creditworthiness, maximized returns or minimized risk, and may not be appropriate for every investor. No assurance can be given that the Portfolio will be successful under all or any market conditions.

• Natural Resource Risk: Exposure to companies primarily engaged in the natural resource markets (which for this purpose includes agribusiness) may subject the Portfolio to greater volatility than the securities market as a whole. Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

• Portfolio Turnover Risk: The Portfolio may have a high portfolio turnover (100% or more) which could result in greater transaction costs, lower Portfolio performance and higher tax liability for shareholders.

• Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

• Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT ETF performance depends on the types and locations of the properties owned by the relevant REITs and on how well those REITs manage those properties.

• Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Before investing in the Portfolio, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the share classes of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-855-572-5945.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-572-5945
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio's past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class 2 Annual Total Return for Calendar Years Ended December 31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	1st Quarter 2019	5.35%
Worst Quarter:	4th Quarter 2018	(3.81)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.81%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees and expenses
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Standard and Poor’s 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes. An investor cannot invest directly in an index.

TOPS Conservative ETF Portfolio | Standard & Poor's 500 Index (reflects no deduction for fees and expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.95%	[2]
TOPS Conservative ETF Portfolio | Class 1 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	128
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	224
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 505
1 Year	rr_AverageAnnualReturnYear01	12.03%
5 Years	rr_AverageAnnualReturnYear05	4.06%
Since Inception	rr_AverageAnnualReturnSinceInception	4.22%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2011
TOPS Conservative ETF Portfolio | Class 2 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 810
Annual Return 2012	rr_AnnualReturn2012	10.16%
Annual Return 2013	rr_AnnualReturn2013	4.57%
Annual Return 2014	rr_AnnualReturn2014	2.12%
Annual Return 2015	rr_AnnualReturn2015	(2.09%)
Annual Return 2016	rr_AnnualReturn2016	5.82%
Annual Return 2017	rr_AnnualReturn2017	6.83%
Annual Return 2018	rr_AnnualReturn2018	(2.68%)
Annual Return 2019	rr_AnnualReturn2019	11.70%
1 Year	rr_AverageAnnualReturnYear01	11.70%
5 Years	rr_AverageAnnualReturnYear05	3.77%
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2011
TOPS Conservative ETF Portfolio | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,108
1 Year	rr_AverageAnnualReturnYear01	11.35%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	3.98%	[2],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2011	[5]
TOPS Conservative ETF Portfolio | Service Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.48%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 871
TOPS Balanced ETF Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: TOPS Balanced ETF Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses. In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio’s turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds (“ETFs”). The ETFs included in the Portfolio invest primarily in securities representing one of the following asset classes:

• Government Fixed Income Securities

• Corporate Fixed Income Securities

• Common and Preferred Stocks

• Real Estate-Related Securities (“REITs”)

• Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade. Maturity is the time between when a fixed income security is issued and when it matures. No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Portfolio defines investment grade credit quality as Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Rating Group. The Portfolio invests in ETFs that may invest in securities without restriction as to underlying issuer country (including foreign and emerging countries), capitalization or currency. The Portfolio considers emerging market countries to be those represented in the MSCI Emerging Markets Index. The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio’s adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPS® (The Optimized Portfolio System) methodology. The TOPS® methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility). Under normal market conditions, the Portfolio invests at least 25% of its assets in equity ETFs and at least 25% of its assets in fixed income ETFs. However, to achieve the Portfolio’s income aspect of the Portfolio’s investment objectives, the adviser allocates approximately 50% of Portfolio assets to fixed income ETFs. To achieve the capital appreciation aspect of the Portfolio’s investment objectives, the adviser allocates approximately 50% of Portfolio assets to a combination of equity ETFs, REIT ETFs and natural resource ETFs. Furthermore, the adviser selects some equity ETFs that are composed of value stocks. The adviser expects value stocks (those with a lower than average price-to-earnings ratio) to have returns that are less volatile than the equity market as a whole.

The adviser selects individual ETFs that it believes are reasonably representative of an asset class and have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs. The adviser may sell individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile or for any other reason.

The Portfolio’s adviser seeks to enhance the efficiency of trade execution by employing a sub-adviser to execute security trades. The sub-adviser has some discretion on which securities to trade and when in the day to conduct the trade, subject to the adviser’s oversight.

The Portfolio and the adviser have received a Securities and Exchange Commission order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.

There is no guarantee that the Portfolio will meet its investment objectives.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with short-term to intermediate-term investment horizons who seek capital preservation as well as the opportunity for modest income and modest capital appreciation.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value (“NAV”) and performance.

The following principal risks apply to the Portfolio. Many of these risks come from the Portfolio’s investments in ETFs. The value of your investment in the Portfolio will go up and down with the prices of the securities in which the Portfolio invests.

• Credit Risk: Issuers might not make payments on debt securities, resulting in losses. Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.

• Duration Risk: Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities.

• Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• ETF Risk: The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETF shares may trade at a discount or premium to their NAV. Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Portfolio's holdings at the most optimal time, adversely affecting performance. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Each ETF is subject to specific risks, depending on the nature of the fund.

• Interest Rate Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Portfolio. As a result, for the present, interest rate risk may be heightened.

• Foreign Currency Risk: Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Fund of Funds Risk: The Portfolio’s principal investment strategy involves investing in ETFs. Investors may be able to invest directly in the ETFs and may not need to invest through the Portfolio. The cost of investing directly in the Portfolio may be higher than the cost of investing directly in the ETFs. Investors of the Portfolio will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses. The Portfolio will incur brokerage costs when it purchases shares of investment companies.

• Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and the Portfolio’s ETFs holding these bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

• Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Portfolio’s returns because the Portfolio may be unable to transact at advantageous times or prices. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, and a potential rise in interest rates may result in periods of volatility and increased redemptions. As a result of increased redemptions, the Portfolio may have to liquidate portfolio securities at disadvantageous prices and times, which could reduce the returns of the Portfolio. The reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years also has the potential to decrease liquidity.

• Management Risk: The adviser’s dependence on the TOPS® methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of individual ETFs. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

• Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Portfolio investment. Therefore, the Portfolio could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

• Model Risk: The adviser’s TOPS® methodology utilized in the Portfolio’s securities selection process is not certain to produce improved issuer creditworthiness, maximized returns or minimized risk, and may not be appropriate for every investor. No assurance can be given that the Portfolio will be successful under all or any market conditions.

• Natural Resource Risk: Exposure to companies primarily engaged in the natural resource markets (which for this purpose includes agribusiness) may subject the Portfolio to greater volatility than the securities market as a whole. Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

• Portfolio Turnover Risk: The Portfolio may have a high portfolio turnover (100% or more) which could result in greater transaction costs, lower Portfolio performance and higher tax liability for shareholders.

• Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

• Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT ETF performance depends on the types and locations of the properties owned by the relevant REITs and on how well those REITs manage those properties.

• Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the share classes of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-855-572-5945.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-572-5945
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio's past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class 2 Annual Total Return for Calendar Years Ended December 31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	1st Quarter 2019	7.64%
Worst Quarter:	4th Quarter 2018	(6.47)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.47%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees and expenses
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Standard and Poor’s 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes. An investor cannot invest directly in an index.

TOPS Balanced ETF Portfolio | Standard & Poor's 500 Index (reflects no deduction for fees and expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.95%	[6]
TOPS Balanced ETF Portfolio | Class 1 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	109
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	191
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 431
1 Year	rr_AverageAnnualReturnYear01	16.26%
5 Years	rr_AverageAnnualReturnYear05	5.26%
Since Inception	rr_AverageAnnualReturnSinceInception	5.47%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2011
TOPS Balanced ETF Portfolio | Class 2 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 738
Annual Return 2012	rr_AnnualReturn2012	11.86%
Annual Return 2013	rr_AnnualReturn2013	9.10%
Annual Return 2014	rr_AnnualReturn2014	3.54%
Annual Return 2015	rr_AnnualReturn2015	(2.56%)
Annual Return 2016	rr_AnnualReturn2016	7.91%
Annual Return 2017	rr_AnnualReturn2017	10.95%
Annual Return 2018	rr_AnnualReturn2018	(5.62%)
Annual Return 2019	rr_AnnualReturn2019	15.93%
1 Year	rr_AverageAnnualReturnYear01	15.93%
5 Years	rr_AverageAnnualReturnYear05	5.00%
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2011
TOPS Balanced ETF Portfolio | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,037
1 Year	rr_AverageAnnualReturnYear01	15.78%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	5.09%	[5],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2011	[5]
TOPS Balanced ETF Portfolio | Service Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.44%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 798
TOPS Moderate Growth ETF Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: TOPS Moderate Growth ETF Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses. In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year, the Portfolio’s turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds (“ETFs”). The ETFs included in the Portfolio invest primarily in securities representing one of the following asset classes:

• Government Fixed Income Securities

• Corporate Fixed Income Securities

• Common and Preferred Stocks

• Real Estate-Related Securities (“REITs”)

• Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade. Maturity is the time between when a fixed income security is issued and when it matures. No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Portfolio defines investment grade credit quality as Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Rating Group. The Portfolio invests in ETFs that may invest in securities without restriction as to underlying issuer country (including foreign and emerging countries), capitalization or currency. The Portfolio considers emerging market countries to be those represented in the MSCI Emerging Markets Index. The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio’s adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPS® (The Optimized Portfolio System) methodology. The TOPS® methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility). To achieve the Portfolio’s income aspect of the Portfolio’s investment objectives, the adviser allocates approximately 35% of Portfolio assets to fixed income ETFs. To achieve the capital appreciation aspect of the Portfolio’s investment objectives, the adviser allocates approximately 65% of Portfolio assets to a combination of equity ETFs, REIT ETFs and natural resource ETFs.

The adviser selects individual ETFs that it believes are reasonably representative of an asset class and have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs. The adviser may sell individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile of for any other reason.

The Portfolio’s adviser seeks to enhance the efficiency of trade execution by employing a sub-adviser to execute security trades. The sub-adviser has some discretion on which securities to trade and when in the day to conduct the trade, subject to the adviser’s oversight.

The Portfolio and the adviser have received a Securities and Exchange Commission order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.

There is no guarantee that the Portfolio will meet its investment objectives.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with short-term to intermediate-term investment horizons who seek capital preservation as well as the opportunity for modest income and modest capital appreciation.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value (“NAV”) and performance.

The following principal risks apply to the Portfolio. Many of these risks come from the Portfolio’s investments in ETFs. The value of your investment in the Portfolio will go up and down with the prices of the securities in which the Portfolio invests.

• Credit Risk: Issuers might not make payments on debt securities, resulting in losses. Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.

• Duration Risk: Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities.

• Emerging Market Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• ETF Risk: The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETF shares may trade at a discount or premium to their NAV. Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Portfolio's holdings at the most optimal time, adversely affecting performance. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Each ETF is subject to specific risks, depending on the nature of the fund.

• Interest Rate Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Portfolio. As a result, for the present, interest rate risk may be heightened.

• Foreign Currency Risk: Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Fund of Funds Risk: The Portfolio’s principal investment strategy involves investing in ETFs. Investors may be able to invest directly in the ETFs and may not need to invest through the Portfolio. The cost of investing directly in the Portfolio may be higher than the cost of investing directly in the ETFs. Investors of the Portfolio will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses. The Portfolio will incur brokerage costs when it purchases shares of investment companies.

• Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and the Portfolio’s ETFs holding these bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

• Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Portfolio’s returns because the Portfolio may be unable to transact at advantageous times or prices. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, and a potential rise in interest rates may result in periods of volatility and increased redemptions. As a result of increased redemptions, the Portfolio may have to liquidate portfolio securities at disadvantageous prices and times, which could reduce the returns of the Portfolio. The reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years also has the potential to decrease liquidity.

• Management Risk: The adviser’s dependence on the TOPS® methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of individual ETFs. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

• Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Portfolio investment. Therefore, the Portfolio could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

• Model Risk: The adviser’s TOPS® methodology utilized in the Portfolio’s securities selection process is not certain to produce improved issuer creditworthiness, maximized returns or minimized risk, and may not be appropriate for every investor. No assurance can be given that the Portfolio will be successful under all or any market conditions.

• Natural Resource Risk: Exposure to companies primarily engaged in the natural resource markets (which for this purpose includes agribusiness) may subject the Portfolio to greater volatility than the securities market as a whole. Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

• Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

• Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT ETF performance depends on the types and locations of the properties owned by the relevant REITs and on how well those REITs manage those properties.

• Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Before investing in the Portfolio, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the share classes of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-855-572-5945.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-572-5945
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio's past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class 2 Annual Total Return for Calendar Years Ended December 31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	1st Quarter 2019	9.32%
Worst Quarter:	4th Quarter 2018	(9.01)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.01%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees and expenses
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Standard and Poor’s 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes. An investor cannot invest directly in an index.

TOPS Moderate Growth ETF Portfolio | Standard & Poor's 500 Index (reflects no deduction for fees and expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.95%	[7]
TOPS Moderate Growth ETF Portfolio | Class 1 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	106
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 418
1 Year	rr_AverageAnnualReturnYear01	19.14%
5 Years	rr_AverageAnnualReturnYear05	6.44%
Since Inception	rr_AverageAnnualReturnSinceInception	6.27%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2011
TOPS Moderate Growth ETF Portfolio | Class 2 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 726
Annual Return 2012	rr_AnnualReturn2012	14.89%
Annual Return 2013	rr_AnnualReturn2013	13.02%
Annual Return 2014	rr_AnnualReturn2014	3.48%
Annual Return 2015	rr_AnnualReturn2015	(3.43%)
Annual Return 2016	rr_AnnualReturn2016	10.52%
Annual Return 2017	rr_AnnualReturn2017	14.11%
Annual Return 2018	rr_AnnualReturn2018	(6.89%)
Annual Return 2019	rr_AnnualReturn2019	18.91%
1 Year	rr_AverageAnnualReturnYear01	18.91%
5 Years	rr_AverageAnnualReturnYear05	6.16%
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2011
TOPS Moderate Growth ETF Portfolio | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,025
1 Year	rr_AverageAnnualReturnYear01	18.52%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.06%	[5],[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2011	[5]
TOPS Moderate Growth ETF Portfolio | Service Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.43%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 786
TOPS Growth ETF Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: TOPS Growth ETF Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses. In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio’s turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds (“ETFs”). The ETFs included in the Portfolio invest primarily in securities representing one of the following asset classes:

• Government Fixed Income Securities

• Corporate Fixed Income Securities

• Common and Preferred Stocks

• Real Estate-Related Securities (“REITs”)

• Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade. Maturity is the time between when a fixed income security is issued and when it matures. No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Portfolio defines investment grade credit quality as Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Rating Group. The Portfolio invests in ETFs that may invest in securities without restriction as to underlying issuer country (including foreign and emerging countries), capitalization or currency. The Portfolio considers emerging market countries to be those represented in the MSCI Emerging Markets Index. The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio’s adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPS® (The Optimized Portfolio System) methodology. The TOPS® methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility). To achieve the Portfolio’s income aspect of the Portfolio’s investment objectives, the adviser allocates approximately 15% of Portfolio assets to fixed income ETFs. To achieve the capital appreciation aspect of the Portfolio’s investment objectives, the adviser allocates approximately 85% of Portfolio assets to a combination of equity ETFs, REIT ETFs and natural resource ETFs. Furthermore, the adviser selects some equity ETFs that are composed of growth stocks. The adviser expects growth stocks, those with higher than average earnings growth and, typically, higher than average price-to-earnings ratios, to have returns that are higher than the equity market as a whole.

The adviser selects individual ETFs that it believes are reasonably representative of an asset class and have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs. The adviser may sell individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile or for any other reason.

The Portfolio’s adviser seeks to enhance the efficiency of trade execution by employing a sub-adviser to execute security trades. The sub-adviser has some discretion on which securities to trade and when in the day to conduct the trade, subject to the adviser’s oversight.

The Portfolio and the adviser have received a Securities and Exchange Commission order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.

There is no guarantee that the Portfolio will meet its investment objectives.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with short-term to intermediate-term investment horizons who seek capital preservation as well as the opportunity for modest income and modest capital appreciation.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value (“NAV”) and performance.

The following principal risks apply to the Portfolio through its investments in ETFs. Many of these risks come from the Portfolio’s investments in ETFs and futures. The value of your investment in the Portfolio will go up and down with the prices of the securities in which the Portfolio invests.

• Credit Risk: Issuers might not make payments on debt securities, resulting in losses. Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.

• Duration Risk: Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities.

• Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• ETF Risk: The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETF shares may trade at a discount or premium to their NAV. Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Portfolio's holdings at the most optimal time, adversely affecting performance. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Each ETF is subject to specific risks, depending on the nature of the fund.

• Interest Rate Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Portfolio. As a result, for the present, interest rate risk may be heightened.

• Foreign Currency Risk: Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Fund of Funds Risk: The Portfolio’s principal investment strategy involves investing in ETFs. Investors may be able to invest directly in the ETFs and may not need to invest through the Portfolio. The cost of investing directly in the Portfolio may be higher than the cost of investing directly in the ETFs. Investors of the Portfolio will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses. The Portfolio will incur brokerage costs when it purchases shares of investment companies.

• Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and the Portfolio’s ETFs holding these bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

• Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Portfolio’s returns because the Portfolio may be unable to transact at advantageous times or prices. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, and a potential rise in interest rates may result in periods of volatility and increased redemptions. As a result of increased redemptions, the fund may have to liquidate portfolio securities at disadvantageous prices and times, which could reduce the returns of the Portfolio. The reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years also has the potential to decrease liquidity.

• Management Risk: The adviser’s dependence on the TOPS® methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of individual ETFs. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

• Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Portfolio investment. Therefore, the Portfolio could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

• Model Risk: The adviser’s TOPS® methodology utilized in the Portfolio’s securities selection process is not certain to produce improved issuer creditworthiness, maximized returns or minimized risk, and may not be appropriate for every investor. No assurance can be given that the Portfolio will be successful under all or any market conditions.

• Natural Resource Risk: Exposure to companies primarily engaged in the natural resource markets (which for this purpose includes agribusiness) may subject the Portfolio to greater volatility than the securities market as a whole. Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

• Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

• Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT ETF performance depends on the types and locations of the properties owned by the relevant REITs and on how well those REITs manage those properties.

• Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Before investing in the Portfolio, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the share classes of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-855-572-5945.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-572-5945
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio's past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class 2 Annual Total Return for Calendar Years Ended December 31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	1st Quarter 2019	11.10%
Worst Quarter:	4th Quarter 2018	(11.58)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.58%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees and expenses
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Standard and Poor’s 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes. An investor cannot invest directly in an index.

TOPS Growth ETF Portfolio | Standard & Poor's 500 Index (reflects no deduction for fees and expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.95%	[8]
TOPS Growth ETF Portfolio | Class 1 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	106
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 418
1 Year	rr_AverageAnnualReturnYear01	22.36%
5 Years	rr_AverageAnnualReturnYear05	7.39%
Since Inception	rr_AverageAnnualReturnSinceInception	8.21%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2011
TOPS Growth ETF Portfolio | Class 2 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 726
Annual Return 2012	rr_AnnualReturn2012	15.99%
Annual Return 2013	rr_AnnualReturn2013	18.89%
Annual Return 2014	rr_AnnualReturn2014	3.66%
Annual Return 2015	rr_AnnualReturn2015	(4.34%)
Annual Return 2016	rr_AnnualReturn2016	12.32%
Annual Return 2017	rr_AnnualReturn2017	17.94%
Annual Return 2018	rr_AnnualReturn2018	(8.78%)
Annual Return 2019	rr_AnnualReturn2019	22.07%
1 Year	rr_AverageAnnualReturnYear01	22.07%
5 Years	rr_AverageAnnualReturnYear05	7.13%
Since Inception	rr_AverageAnnualReturnSinceInception	7.88%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2011
TOPS Growth ETF Portfolio | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,025
1 Year	rr_AverageAnnualReturnYear01	21.72%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.94%	[5],[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2011	[5]
TOPS Growth ETF Portfolio | Service Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.43%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 786
TOPS Aggressive Growth ETF Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: TOPS Aggressive Growth ETF Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses. In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio’s turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds (“ETFs”). The ETFs included in the Portfolio invest primarily in securities representing one of the following asset classes:

• Common and Preferred Stocks

• Real Estate-Related Securities (“REITs”)

• Natural Resource-Related Securities

The Portfolio invests in ETFs that may invest in securities without restriction as to underlying issuer country (including foreign and emerging countries), capitalization or currency. The Portfolio considers emerging market countries to be those represented in the MSCI Emerging Markets Index. The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio’s adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPS® (The Optimized Portfolio System) methodology. The TOPS® methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility). The adviser selects some equity ETFs that are composed of growth stocks. The adviser expects growth stocks, those with higher than average earnings growth and, typically, higher than average price-to-earnings ratios, to have returns that are higher than the equity market as a whole.

The adviser selects individual ETFs that it believes are reasonably representative of an asset class and have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs. The adviser may sell individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile or for any other reason.

The Portfolio’s adviser seeks to enhance the efficiency of trade execution by employing a sub-adviser to execute security trades. The sub-adviser has some discretion on which securities to trade and when in the day to conduct the trade, subject to the adviser’s oversight.

The Portfolio and the adviser have received a Securities and Exchange Commission order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.

There is no guarantee that the Portfolio will meet its investment objective.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with short-term to intermediate-term investment horizons who seek capital preservation as well as the opportunity for modest income and modest capital appreciation.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value (“NAV”) and performance.

The following principal risks apply to the Portfolio through its investments in ETFs. Many of these risks come from the Portfolio’s investments in ETFs and futures. The value of your investment in the Portfolio will go up and down with the prices of the securities in which the Portfolio invests.

• Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• ETF Risk: The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETF shares may trade at a discount or premium to their NAV. Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Portfolio's holdings at the most optimal time, adversely affecting performance. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Each ETF is subject to specific risks, depending on the nature of the fund.

• Foreign Currency Risk: Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Fund of Funds Risk: The Portfolio’s principal investment strategy involves investing in ETFs. Investors may be able to invest directly in the ETFs and may not need to invest through the Portfolio. The cost of investing directly in the Portfolio may be higher than the cost of investing directly in the ETFs. Investors of the Portfolio will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses. The Portfolio will incur brokerage costs when it purchases shares of investment companies.

• Management Risk: The adviser’s dependence on the TOPS® methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of individual ETFs. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

• Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Portfolio investment. Therefore, the Portfolio could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

• Model Risk: The adviser’s TOPS® methodology utilized in the Portfolio’s securities selection process is not certain to produce improved issuer creditworthiness, maximized returns or minimized risk, and may not be appropriate for every investor. No assurance can be given that the Portfolio will be successful under all or any market conditions.

• Natural Resource Risk: Exposure to companies primarily engaged in the natural resource markets (which for this purpose includes agribusiness) may subject the Portfolio to greater volatility than the securities market as a whole. Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

• Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

• Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT ETF performance depends on the types and locations of the properties owned by the relevant REITs and on how well those REITs manage those properties.

• Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Before investing in the Portfolio, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the share classes of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-855-572-5945.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-572-5945
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio's past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class 2 Annual Total Return for Calendar Years Ended December 31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	1st Quarter 2019	12.31%
Worst Quarter:	4th Quarter 2018	(13.44)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.44%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees and expenses
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Standard and Poor’s 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes. An investor cannot invest directly in an index.

TOPS Aggressive Growth ETF Portfolio | Standard & Poor's 500 Index (reflects no deduction for fees and expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.95%	[9]
TOPS Aggressive Growth ETF Portfolio | Class 1 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	106
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 418
1 Year	rr_AverageAnnualReturnYear01	24.70%
5 Years	rr_AverageAnnualReturnYear05	8.29%
Since Inception	rr_AverageAnnualReturnSinceInception	7.97%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2011
TOPS Aggressive Growth ETF Portfolio | Class 2 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 726
Annual Return 2012	rr_AnnualReturn2012	16.64%
Annual Return 2013	rr_AnnualReturn2013	22.63%
Annual Return 2014	rr_AnnualReturn2014	4.81%
Annual Return 2015	rr_AnnualReturn2015	(3.66%)
Annual Return 2016	rr_AnnualReturn2016	13.16%
Annual Return 2017	rr_AnnualReturn2017	20.39%
Annual Return 2018	rr_AnnualReturn2018	(9.88%)
Annual Return 2019	rr_AnnualReturn2019	24.37%
1 Year	rr_AverageAnnualReturnYear01	24.37%
5 Years	rr_AverageAnnualReturnYear05	8.02%
Since Inception	rr_AverageAnnualReturnSinceInception	7.74%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2011
TOPS Aggressive Growth ETF Portfolio | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,025
1 Year	rr_AverageAnnualReturnYear01	24.06%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	7.66%	[5],[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2011	[5]
TOPS Aggressive Growth ETF Portfolio | Service Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 786
TOPS Managed Risk Balanced ETF Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: TOPS Managed Risk Balanced ETF Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses. In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio’s turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds (“ETFs”). The Portfolio also employs exchange-traded futures contracts to hedge market risk and reduce return volatility. The ETFs included in the Portfolio invest primarily in securities representing one of the following asset classes:

• Government Fixed Income Securities

• Corporate Fixed Income Securities

• Common and Preferred Stocks

• Real Estate-Related Securities (“REITs”)

• Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade. Maturity is the time between when a fixed income security is issued and when it matures. No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Portfolio defines investment grade credit quality as Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Rating Group. The Portfolio invests in ETFs that may invest in securities without restriction as to underlying issuer country (including foreign and emerging countries), capitalization or currency. The Portfolio considers emerging market countries to be those represented in the MSCI Emerging Markets Index. The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio’s adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPS® (The Optimized Portfolio System) methodology. The TOPS® methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility). Under normal market conditions, the Portfolio invests at least 25% of its assets in equity ETFs and at least 25% of its assets in fixed income ETFs. However, to achieve the Portfolio’s income aspect of the Portfolio’s investment objectives, the adviser allocates approximately 50% of Portfolio assets to fixed income ETFs. To achieve the capital appreciation aspect of the Portfolio’s investment objectives, the adviser allocates approximately 50% of Portfolio assets to a combination of equity ETFs, equity derivatives, REIT ETFs and natural resource ETFs. Furthermore, the adviser selects some equity ETFs that are composed of value stocks. The adviser expects value stocks, those with a lower than average price-to-earnings ratio, to have returns that are less volatile than the equity market as a whole.

The adviser selects individual ETFs that it believes are reasonably representative of an asset class and have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs. The adviser sells individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile or for any other reason.

The Portfolio’s adviser seeks to manage return volatility by employing a sub-adviser to execute a portfolio “managed risk” strategy. The sub-adviser’s managed risk strategy consists of using hedge instruments (exchange-traded futures contracts) to reduce the downside risk of the majority of the Portfolio’s securities. The sub-adviser may use: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by the sub-adviser to be necessary to achieve the goals of the managed risk strategy. The sub-adviser may also buy or sell futures contracts based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which the sub-adviser expects market volatility to decrease or increase, respectively. The sub-adviser selects individual futures contracts that it believes will have prices that are highly correlated (negatively) to the Portfolio’s ETF positions. The sub-adviser adjusts futures positions to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a target level set by the adviser and to reduce the potential for portfolio losses during periods of significant and sustained market decline. The sub-adviser regularly monitors and forecasts volatility in the markets utilizing a proprietary model, and adjusts the Portfolio’s futures positions in response to specific changes in the market and in the Portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. Following market declines, a downside rebalancing strategy will be used to decrease the amount of futures contracts used to hedge the Portfolio. The sub-adviser also adjusts futures positions to realign individual hedges when the adviser rebalances the Portfolio’s asset allocation profile. Depending on market conditions, scenarios may occur where the Portfolio has no positions in any futures contracts.

The Portfolio and the adviser have received a Securities and Exchange Commission order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.

There is no guarantee that the Fund will meet its investment objectives.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with short-term to intermediate-term investment horizons who seek capital preservation as well as the opportunity for modest income and modest capital appreciation.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value (“NAV”) and performance.

The following principal risks apply to the Portfolio through its investments in ETFs and futures. Many of these risks come from the Portfolio’s investments in ETFs and futures. The value of your investment in the Portfolio will go up and down with the prices of the securities in which the Portfolio invests.

• Credit Risk: Issuers might not make payments on debt securities, resulting in losses. Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.

• Duration Risk: Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities.

• Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• ETF Risk: The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETF shares may trade at a discount or premium to their NAV. Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Portfolio's holdings at the most optimal time, adversely affecting performance. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Each ETF is subject to specific risks, depending on the nature of the fund.

• Interest Rate Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Portfolio. As a result, for the present, interest rate risk may be heightened.

• Foreign Currency Risk: Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Fund of Funds Risk: The Portfolio’s principal investment strategy involves investing in ETFs. Investors may be able to invest directly in the ETFs and may not need to invest through the Portfolio. The cost of investing directly in the Portfolio may be higher than the cost of investing directly in the ETFs. Investors of the Portfolio will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses. The Portfolio will incur brokerage costs when it purchases shares of investment companies.

• Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the ETFs they are intended to hedge. Futures create leverage, which can magnify the Portfolio’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Portfolio’s share price.

• Hedging Risk: Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge. In addition, the managed risk strategy may not effectively protect the Portfolio from market declines and may limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the Underlying Funds and other mutual funds with similar investment objectives.

• Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and the Portfolio’s ETFs holding these bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

• Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Portfolio’s returns because the Portfolio may be unable to transact at advantageous times or prices. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, and a potential rise in interest rates may result in periods of volatility and increased redemptions. As a result of increased redemptions, the Portfolio may have to liquidate portfolio securities at disadvantageous prices and times, which could reduce the returns of the Portfolio. The reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years also has the potential to decrease liquidity.

• Management Risk: The adviser’s dependence on the TOPS® methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and futures in which the Portfolio invests may prove to be incorrect and may not produce the desired results. The sub-adviser’s managed risk strategy may not effectively protect the Portfolio from market declines and may limit the Portfolio’s participation in market gains.

• Market Risk: Overall securities market risks may affect the value of futures and individual ETFs. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

• Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Portfolio investment. Therefore, the Portfolio could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

• Model Risk: The adviser’s TOPS® methodology utilized in the Portfolio’s securities selection process is not certain to produce improved issuer creditworthiness, maximized returns or minimized risk, and may not be appropriate for every investor. No assurance can be given that the Portfolio will be successful under all or any market conditions.

• Natural Resource Risk: Exposure to companies primarily engaged in the natural resource markets (which for this purpose includes agribusiness) may subject the Portfolio to greater volatility than the securities market as a whole. Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

• Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

• Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT ETF performance depends on the types and locations of the properties owned by the relevant REITs and on how well those REITs manage those properties.

• Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Before investing in the Portfolio, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the share classes of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-855-572-5945.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-572-5945
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio's past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class 2 Annual Total Return for Calendar Years Ended December 31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	1st Quarter 2019	6.49%
Worst Quarter:	4th Quarter 2018	(6.19)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.19%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees and expenses
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Standard and Poor’s 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes. An investor cannot invest directly in an index.

TOPS Managed Risk Balanced ETF Portfolio | Standard & Poor's 500 Index (reflects no deduction for fees and expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	13.69%	[5],[10]
TOPS Managed Risk Balanced ETF Portfolio | Class 1 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 640
1 Year	rr_AverageAnnualReturnYear01	14.81%
5 Years	rr_AverageAnnualReturnYear05	4.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.60%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 09, 2011
TOPS Managed Risk Balanced ETF Portfolio | Class 2 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 942
Annual Return 2012	rr_AnnualReturn2012	8.39%
Annual Return 2013	rr_AnnualReturn2013	7.93%
Annual Return 2014	rr_AnnualReturn2014	3.06%
Annual Return 2015	rr_AnnualReturn2015	(4.50%)
Annual Return 2016	rr_AnnualReturn2016	6.22%
Annual Return 2017	rr_AnnualReturn2017	10.58%
Annual Return 2018	rr_AnnualReturn2018	(6.04%)
Annual Return 2019	rr_AnnualReturn2019	14.55%
1 Year	rr_AverageAnnualReturnYear01	14.55%
5 Years	rr_AverageAnnualReturnYear05	3.84%
Since Inception	rr_AverageAnnualReturnSinceInception	4.35%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 09, 2011
TOPS Managed Risk Balanced ETF Portfolio | Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,061
1 Year	rr_AverageAnnualReturnYear01	14.48%
5 Years	rr_AverageAnnualReturnYear05	3.76%
Since Inception	rr_AverageAnnualReturnSinceInception	4.35%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2012
TOPS Managed Risk Balanced ETF Portfolio | Class 4
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,352
1 Year	rr_AverageAnnualReturnYear01	14.17%
5 Years	rr_AverageAnnualReturnYear05	3.49%
Since Inception	rr_AverageAnnualReturnSinceInception	3.93%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2012
TOPS Managed Risk Balanced ETF Portfolio | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,236
1 Year	rr_AverageAnnualReturnYear01	13.64%
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%	[10]
TOPS Managed Risk Moderate Growth ETF Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: TOPS Managed Risk Moderate Growth ETF Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses. In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio’s turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds (“ETFs”). The Portfolio also employs exchange-traded futures contracts to hedge market risk and reduce return volatility. The ETFs included in the Portfolio invest primarily in securities representing one of the following asset classes:

• Government Fixed Income Securities

• Corporate Fixed Income Securities

• Common and Preferred Stocks

• Real Estate-Related Securities (“REITs”)

• Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade. Maturity is the time between when a fixed income security is issued and when it matures. No more than 15% of the portfolio’s assets will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Portfolio defines investment grade credit quality as Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Rating Group. The Portfolio invests in ETFs that may invest in securities without restriction as to underlying issuer country (including foreign and emerging countries), capitalization or currency. The Portfolio considers emerging market countries to be those represented in the MSCI Emerging Markets Index. The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio’s adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPS® (The Optimized Portfolio System) methodology. The TOPS® methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility). To achieve the Portfolio’s income aspect of the Portfolio’s investment objectives, the adviser allocates approximately 5%-35% of Portfolio assets to fixed income ETFs. To achieve the capital appreciation aspect of the Portfolio’s investment objectives, the adviser allocates approximately 65%-95% of Portfolio assets to a combination of equity ETFs, equity derivatives, REIT ETFs and natural resource ETFs.

The adviser selects individual ETFs that it believes are reasonably representative of an asset class and have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs. The adviser may sell individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile or for any reason.

The Portfolio’s adviser seeks to manage return volatility by employing a sub-adviser to execute a portfolio “managed risk” strategy. The sub-adviser’s managed risk strategy consists of using hedge instruments (exchange-traded futures contracts) to reduce the downside risk of the majority of the Portfolio’s securities. The sub-adviser may use: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by the sub-adviser to be necessary to achieve the goals of the managed risk strategy. The sub-adviser may also buy or sell futures contracts based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which the sub-adviser expects market volatility to decrease or increase, respectively. The sub-adviser selects individual futures contracts that it believes will have prices that are highly correlated (negatively) to the Portfolio’s ETF positions. The sub-adviser adjusts futures positions to manage overall net Portfolio risk exposure in an attempt to stabilize the volatility of the Portfolio around a target level set by the Adviser and to reduce the potential for portfolio losses during periods of significant and sustained market decline. The sub-adviser regularly monitors and forecasts volatility in the markets utilizing a proprietary model, and adjusts the Portfolio’s futures positions in response to specific changes in the market and in the Portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. Following market declines, a downside rebalancing strategy will be used to decrease the amount of futures contracts used to hedge the Portfolio. The sub-adviser also adjusts futures positions to realign individual hedges when the adviser rebalances the Portfolio’s asset allocation profile. Depending on market conditions, scenarios may occur where the Portfolio has no positions in any futures contracts.

The Portfolio and the adviser have received an SEC order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.

There is no guarantee that the Portfolio will meet its investment objectives.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with short-term to intermediate-term investment horizons who seek capital preservation as well as the opportunity for modest income and modest capital appreciation.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value (“NAV”) and performance.

The following principal risks apply to the Portfolio through its investments in ETFs and futures. Many of these risks come from the Portfolio’s investments in ETFs and futures. The value of your investment in the Portfolio will go up and down with the prices of the securities in which the Portfolio invests.

• Credit Risk: Issuers might not make payments on debt securities, resulting in losses. Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.

• Duration Risk: Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities.

• Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• ETF Risk: The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETF shares may trade at a discount or premium to their NAV. Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Portfolio's holdings at the most optimal time, adversely affecting performance. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Each ETF is subject to specific risks, depending on the nature of the fund.

• Interest Rate Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Portfolio. As a result, for the present, interest rate risk may be heightened.

• Foreign Currency Risk: Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Fund of Funds Risk: The Portfolio’s principal investment strategy involves investing in ETFs. Investors may be able to invest directly in the ETFs and may not need to invest through the Portfolio. The cost of investing directly in the Portfolio may be higher than the cost of investing directly in the ETFs. Investors of the Portfolio will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses. The Portfolio will incur brokerage costs when it purchases shares of investment companies.

• Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the ETFs they are intended to hedge. Futures create leverage, which can magnify the Portfolio’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Portfolio’s share price.

• Hedging Risk: Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge. In addition, the managed risk strategy may not effectively protect the Portfolio from market declines and may limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the underlying funds and other mutual funds with similar investment objectives.

• Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and the Portfolio’s ETFs holding these bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

• Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Portfolio’s returns because the Portfolio may be unable to transact at advantageous times or prices. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, and a potential rise in interest rates may result in periods of volatility and increased redemptions. As a result of increased redemptions, the Portfolio may have to liquidate portfolio securities at disadvantageous prices and times, which could reduce the returns of the Portfolio. The reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years also has the potential to decrease liquidity.

• Management Risk: The adviser’s dependence on the TOPS® methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and futures in which the Portfolio invests may prove to be incorrect and may not produce the desired results. The sub-adviser’s managed risk strategy may not effectively protect the Portfolio from market declines and may limit the Portfolio’s participation in market gains.

• Market Risk: Overall securities market risks may affect the value of futures and individual ETFs. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

• Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Portfolio investment. Therefore, the Portfolio could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

• Model Risk: The adviser’s TOPS® methodology utilized in the Portfolio’s securities selection process is not certain to produce improved issuer creditworthiness, maximized returns or minimized risk, and may not be appropriate for every investor. No assurance can be given that the Portfolio will be successful under all or any market conditions.

• Natural Resource Risk: Exposure to companies primarily engaged in the natural resource markets (which for this purpose includes agribusiness) may subject the Portfolio to greater volatility than the securities market as a whole. Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

• Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

• Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT performance depends on the types and locations of the properties owned by the relevant REITs and on how well those REITs manage those properties.

• Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Before investing in the Portfolio, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the share classes of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-855-572-5945.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-572-5945
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio's past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class 2 Annual Total Return for Calendar Years Ended December 31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	1st Quarter 2019	7.19%
Worst Quarter:	4th Quarter 2018	(8.02)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.02%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees and expenses
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Standard and Poor’s 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes. An investor cannot invest directly in an index.

TOPS Managed Risk Moderate Growth ETF Portfolio | Standard & Poor's 500 Index (reflects no deduction for fees and expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	13.69%	[5],[11]
TOPS Managed Risk Moderate Growth ETF Portfolio | Class 1 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 640
1 Year	rr_AverageAnnualReturnYear01	16.59%
5 Years	rr_AverageAnnualReturnYear05	4.36%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 09, 2011
TOPS Managed Risk Moderate Growth ETF Portfolio | Class 2 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 942
Annual Return 2012	rr_AnnualReturn2012	8.66%
Annual Return 2013	rr_AnnualReturn2013	12.39%
Annual Return 2014	rr_AnnualReturn2014	2.81%
Annual Return 2015	rr_AnnualReturn2015	(6.36%)
Annual Return 2016	rr_AnnualReturn2016	6.31%
Annual Return 2017	rr_AnnualReturn2017	13.85%
Annual Return 2018	rr_AnnualReturn2018	(7.22%)
Annual Return 2019	rr_AnnualReturn2019	16.30%
1 Year	rr_AverageAnnualReturnYear01	16.30%
5 Years	rr_AverageAnnualReturnYear05	4.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.93%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 09, 2011
TOPS Managed Risk Moderate Growth ETF Portfolio | Class 3 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,061
1 Year	rr_AverageAnnualReturnYear01	16.16%
5 Years	rr_AverageAnnualReturnYear05	3.99%
Since Inception	rr_AverageAnnualReturnSinceInception	4.91%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2012
TOPS Managed Risk Moderate Growth ETF Portfolio | Class 4 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,352
1 Year	rr_AverageAnnualReturnYear01	15.88%
5 Years	rr_AverageAnnualReturnYear05	3.74%
Since Inception	rr_AverageAnnualReturnSinceInception	4.69%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2012
TOPS Managed Risk Moderate Growth ETF Portfolio | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,236
1 Year	rr_AverageAnnualReturnYear01	15.21%
Since Inception	rr_AverageAnnualReturnSinceInception	4.05%	[11]
TOPS Managed Risk Growth ETF Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: TOPS Managed Risk Growth ETF Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses. In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio’s turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds (“ETFs”). The Portfolio also employs exchange-traded futures contracts to hedge market risk and reduce return volatility. The ETFs included in the Portfolio invest primarily in securities representing one of the following asset classes:

• Government Fixed Income Securities

• Corporate Fixed Income Securities

• Common and Preferred Stocks

• Real Estate-Related Securities (“REITs”)

• Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade. Maturity is the time between when a fixed income security is issued and when it matures. No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Portfolio defines investment grade credit quality as Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Rating Group. The Portfolio invests in ETFs that may invest in securities without restriction as to underlying issuer country (including foreign and emerging countries), capitalization or currency. The Portfolio considers emerging market countries to be those represented in the MSCI Emerging Markets Index. The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio’s adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPS® (The Optimized Portfolio System) methodology. The TOPS® methodology utilizes multiple asset classes to enhance performance and/or reduce risk (as measured by return volatility). To achieve the Portfolio’s income aspect of the Portfolio’s investment objectives, the adviser allocates approximately 5%-35% of Portfolio assets to fixed income ETFs. To achieve the capital appreciation aspect of the Portfolio’s investment objectives, the adviser allocates approximately 65%-95% of Portfolio assets to a combination of equity ETFs, equity derivatives, REIT ETFs and natural resource ETFs. Furthermore, the adviser selects some equity ETFs that are composed of growth stocks. The adviser expects growth stocks, those with higher than average earnings growth and, typically, higher than average price-to-earnings ratios (P/E), to have returns that are higher than the equity market as a whole.

The adviser selects individual ETFs that it believes are reasonably representative of an asset class and have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs. The adviser may sell individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile.

The Portfolio’s adviser seeks to manage return volatility by employing a sub-adviser to execute a portfolio “managed risk” strategy. The sub-adviser’s managed risk strategy consists of using hedge instruments (exchange-traded futures contracts) to reduce the downside risk of the majority of the Portfolio’s securities. The sub-adviser may use: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by the sub-adviser to be necessary to achieve the goals of the managed risk strategy. The sub-adviser may also buy or sell futures contracts based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which the sub-adviser expects market volatility to decrease or increase, respectively. The sub-adviser selects individual futures contracts that it believes will have prices that are highly correlated (negatively) to the Portfolio’s ETF positions. The sub-adviser adjusts short futures positions to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a target level set by the Adviser and to reduce the potential for portfolio losses during periods of significant and sustained market decline. The sub-adviser regularly monitors and forecasts volatility in the markets utilizing a proprietary model, and adjusts the Portfolio’s futures positions in response to specific changes in the market and in the Portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. Following market declines, a downside rebalancing strategy will be used to decrease the amount of futures contracts used to hedge the Portfolio. The sub-adviser also adjusts futures positions to realign individual hedges when the adviser rebalances the Portfolio’s asset allocation profile. Depending on market conditions, scenarios may occur where the Portfolio has no positions in any futures contracts.

The Portfolio and the adviser have received a Securities and Exchange Commission order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.

There is no guarantee that the Portfolio will meet its investment objectives.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with short-term to intermediate-term investment horizons who seek capital preservation as well as the opportunity for modest income and modest capital appreciation.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value (“NAV”) and performance.

The following principal risks apply to the Portfolio through its investments in ETFs and futures. Many of these risks come from the Portfolio’s investments in ETFs and futures. The value of your investment in the Portfolio will go up and down with the prices of the securities in which the Portfolio invests.

• Credit Risk: Issuers might not make payments on debt securities, resulting in losses. Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.

• Duration Risk: Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities.

• Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• ETF Risk: The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETF shares may trade at a discount or premium to their NAV. Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Portfolio's holdings at the most optimal time, adversely affecting performance. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Each ETF is subject to specific risks, depending on the nature of the fund.

• Interest Rate Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Portfolio. As a result, for the present, interest rate risk may be heightened.

• Foreign Currency Risk: Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Fund of Funds Risk: The Portfolio’s principal investment strategy involves investing in ETFs. Investors may be able to invest directly in the ETFs and may not need to invest through the Portfolio. The cost of investing directly in the Portfolio may be higher than the cost of investing directly in the ETFs. Investors of the Portfolio will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses. The Portfolio will incur brokerage costs when it purchases shares of investment companies.

• Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the ETFs they are intended to hedge. Futures create leverage, which can magnify the Portfolio’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Portfolio’s share price.

• Hedging Risk: Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge. In addition, the managed risk strategy may not effectively protect the Portfolio from market declines and may limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the underlying funds and other mutual funds with similar investment objectives.

• Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and the Portfolio’s ETFs holding these bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

• Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Portfolio’s returns because the Portfolio may be unable to transact at advantageous times or prices. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, and a potential rise in interest rates may result in periods of volatility and increased redemptions. As a result of increased redemptions, the Portfolio may have to liquidate portfolio securities at disadvantageous prices and times, which could reduce the returns of the Portfolio. The reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years also has the potential to decrease liquidity.

• Management Risk: The adviser’s dependence on the TOPS® methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and futures in which the Portfolio invests may prove to be incorrect and may not produce the desired results. The sub-adviser’s managed risk strategy may not effectively protect the Portfolio from market declines and may limit the Portfolio’s participation in market gains.

• Market Risk: Overall securities market risks may affect the value of futures and individual ETFs. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

• Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Portfolio investment. Therefore, the Portfolio could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

• Model Risk: The adviser’s TOPS® methodology utilized in the Portfolio’s securities selection process is not certain to produce improved issuer creditworthiness, maximized returns or minimized risk, and may not be appropriate for every investor. No assurance can be given that the Portfolio will be successful under all or any market conditions.

• Natural Resource Risk: Exposure to companies primarily engaged in the natural resource markets (which for this purpose includes agribusiness) may subject the Portfolio to greater volatility than the securities market as a whole. Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

• Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

• Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT ETF performance depends on the types and locations of the properties owned by the relevant REITs and on how well those REITs manage those properties.

• Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Before investing in the Portfolio, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the share classes of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-855-572-5945.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-572-5945
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio's past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class 2 Annual Total Return for Calendar Years Ended December 31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	1st Quarter 2019	7.49%
Worst Quarter:	4th Quarter 2018	(9.23)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.23%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees and expenses
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Standard and Poor’s 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes. An investor cannot invest directly in an index.

TOPS Managed Risk Growth ETF Portfolio | Standard & Poor's 500 Index (reflects no deduction for fees and expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	12.95%	[5],[12]
TOPS Managed Risk Growth ETF Portfolio | Class 1 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 628
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	4.09%
Since Inception	rr_AverageAnnualReturnSinceInception	4.58%	[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2011
TOPS Managed Risk Growth ETF Portfolio | Class 2 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
Annual Return 2012	rr_AnnualReturn2012	8.24%
Annual Return 2013	rr_AnnualReturn2013	15.96%
Annual Return 2014	rr_AnnualReturn2014	1.31%
Annual Return 2015	rr_AnnualReturn2015	(9.15%)
Annual Return 2016	rr_AnnualReturn2016	5.57%
Annual Return 2017	rr_AnnualReturn2017	17.66%
Annual Return 2018	rr_AnnualReturn2018	(8.72%)
Annual Return 2019	rr_AnnualReturn2019	17.08%
1 Year	rr_AverageAnnualReturnYear01	17.08%
5 Years	rr_AverageAnnualReturnYear05	3.82%
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%	[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2011
TOPS Managed Risk Growth ETF Portfolio | Class 3
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	3.70%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%	[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2012
TOPS Managed Risk Growth ETF Portfolio | Class 4
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,340
1 Year	rr_AverageAnnualReturnYear01	(9.09%)
5 Years	rr_AverageAnnualReturnYear05	0.50%
Since Inception	rr_AverageAnnualReturnSinceInception	3.09%	[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2012
TOPS Managed Risk Growth ETF Portfolio | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,225
1 Year	rr_AverageAnnualReturnYear01	(8.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.82%	[12]

[1]	The returns are for Class 2 Shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.
[2]	Inception date of the TOPS Conservative ETF Portfolio is April 26, 2011.
[3]	Other expenses are contractually limited to 0.10% (does not include expenses related to certain regulatory filings). Service Class shares also include shareholder servicing and administrative fees.
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[5]	As measured from the inception date of Class 2 shares. If a different inception date was used, returns for the Standard & Poor's 500 Index would differ from this figure.
[6]	Inception date of the TOPS Balanced ETF Portfolio is April 26, 2011.
[7]	Inception date of the TOPS Moderate Growth ETF Portfolio is April 26, 2011.
[8]	Inception date of the TOPS Growth ETF Portfolio is April 26, 2011.
[9]	Inception date of the TOPS Aggressive Growth ETF Portfolio is April 26, 2011.
[10]	Inception date of the TOPS Managed Risk Balanced ETF Portfolio Class 1 and Class 2 shares is June 9, 2011. Inception date of the TOPS Managed Risk Balanced ETF Portfolio Class 3 and Class 4 shares is May 1, 2012.
[11]	Inception date of the TOPS Managed Risk Moderate Growth ETF Portfolio Class 1 and Class 2 shares is June 9, 2011. Inception date of the TOPS Managed Risk Moderate Growth ETF Portfolio Class 3 and Class 4 shares is May 1, 2012.
[12]	Inception date of the TOPS Managed Risk Growth ETF Portfolio Class 1 and 2 is April 26, 2011. Inception date of the TOPS Managed Risk Growth ETF Portfolio Class 3 and 4 is May 1, 2012.